SEGMENT INFORMATION	12 Months Ended
Dec. 30, 2017
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 15. SEGMENT INFORMATION

Segment Reporting

        We have the following reportable segments:

•	Label and Graphic Materials – manufactures and sells pressure-sensitive labeling technology and materials and films for graphic and reflective applications;
•

Retail Branding and Information Solutions – designs, manufactures and sells a wide variety of branding and information products and services, including brand and price tickets, tags and labels (including RFID inlays), and related services, supplies and equipment; and

•	Industrial and Healthcare Materials – manufactures performance tapes, fastener solutions, and an array of pressure-sensitive adhesive products for various medical applications.

        Intersegment sales are recorded at or near market prices and are eliminated in determining consolidated sales. We evaluate performance based on income from operations before interest expense and taxes. General corporate expenses are also excluded from the computation of income from operations for the segments.

        We do not disclose total assets by reportable segment since we neither generate nor review such information internally. As our reporting structure is neither organized nor reviewed internally by country, results by individual country are not provided.

        Financial information from continuing operations by reportable segment is set forth below:

(In millions)	2017	2016	2015

Net sales to unaffiliated customers
Label and Graphic Materials	$4,511.7	$4,187.3	$4,032.1
Retail Branding and Information Solutions	1,511.2	1,445.4	1,443.4
Industrial and Healthcare Materials	590.9	453.8	491.4

Net sales to unaffiliated customers	$6,613.8	$6,086.5	$5,966.9

Intersegment sales
Label and Graphic Materials	$64.1	$63.4	$61.3
Retail Branding and Information Solutions	3.2	2.9	2.9
Industrial and Healthcare Materials	7.7	7.2	14.8

Intersegment sales	$75.0	$73.5	$79.0

Income from continuing operations before taxes
Label and Graphic Materials	$567.3	$516.2	$453.4
Retail Branding and Information Solutions	122.9	102.6	51.6
Industrial and Healthcare Materials	50.5	54.6	57.1
Corporate expense	(88.2)	(136.4)	(92.7)
Interest expense	(63.0)	(59.9)	(60.5)

Income from continuing operations before taxes	$589.5	$477.1	$408.9

Capital expenditures
Label and Graphic Materials	$125.5	$118.8	$68.3
Retail Branding and Information Solutions	48.8	50.9	51.0
Industrial and Healthcare Materials	19.5	7.2	19.6

Capital expenditures	$193.8	$176.9	$138.9

Depreciation and amortization expense
Label and Graphic Materials	$102.3	$103.1	$104.9
Retail Branding and Information Solutions	56.4	64.3	70.6
Industrial and Healthcare Materials	20.0	12.7	12.8

Depreciation and amortization expense	$178.7	$180.1	$188.3

Other expense, net by reportable segment
Label and Graphic Materials	$14.5	$13.0	$12.1
Retail Branding and Information Solutions	18.1	9.8	45.7
Industrial and Healthcare Materials	3.7	1.9	8.0
Corporate	.2	40.5	2.5

Other expense, net	$36.5	$65.2	$68.3

Other expense, net by type
Restructuring charges:
Severance and related costs	$31.2	$14.7	$52.5
Asset impairment charges and lease cancellation costs	2.2	5.2	7.0
Other items:
Transaction costs	5.2	5.0	–
Net gains on sales of assets	(2.1)	(1.1)	(1.7)
Net loss from curtailment and settlement of pension obligations	–	41.4	.3
Legal settlements	–	–	(.3)
Loss on sale of product line and related exit costs	–	–	10.5

Other expense, net	$36.5	$65.2	$68.3

        Within our Industrial and Healthcare Materials reportable segment, net sales to unaffiliated customers for the combined Performance Tapes and Vancive Medical Technologies product groups were $515.1 million, $377.4 million, and $414.6 million in 2017, 2016, and 2015, respectively.

        Revenues from continuing operations by geographic area are set forth below. Revenues are attributed to geographic areas based on the location from which the product is shipped.

(In millions)	2017	2016	2015

Net sales to unaffiliated customers
U.S.	$1,557.8	$1,525.6	$1,546.8
Europe	2,041.6	1,838.8	1,753.0
Asia	2,250.5	1,996.1	1,924.0
Latin America	476.4	450.5	466.3
Other international	287.5	275.5	276.8

Net sales to unaffiliated customers	$6,613.8	$6,086.5	$5,966.9

        Net sales to unaffiliated customers in Asia included sales in China (including Hong Kong) of $1.3 billion in 2017, and $1.14 billion in both 2016 and 2015.

        Property, plant and equipment, net, in our U.S. and international operations was as follows:

(In millions)	2017	2016	2015

Property, plant and equipment, net
U.S.	$286.4	$278.5	$263.4
International	811.5	636.7	584.5

Property, plant and equipment, net	$1,097.9	$915.2	$847.9